Bank Borrowings and Restricted Cash (Details 2)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010
Short-Term facilities
Debt, Weighted Average Interest Rate	4.10%	4.70%	5.20%	0.94%
Long-Term facilities
Debt, Weighted Average Interest Rate	4.30%	4.30%	4.20%	0.00%